Direxion Daily S&P Top 20 US Stocks Bear 1X ETF Expense Example - Direxion Daily S&P Top 20 US Stocks Bear 1X ETF - Direxion Daily S&P Top 20 US Stocks Bear 1X ETF	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313